Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories at December 31 consisted of the following:

	2018	2017
Finished products	$577.8	$759.4
Work in process	2,057.8	2,117.7
Raw materials and supplies	426.1	418.4
Total (approximates replacement cost)	3,061.7	3,295.5
Increase (reduction) to LIFO cost	36.4	100.5
Inventories	$3,098.1	$3,396.0